FAIR VALUE DISCLOSURES - Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions		Dec. 31, 2022	Dec. 31, 2021
Investments:
Fixed maturities, AFS at fair value		$ 63,361	$ 78,216
Fixed maturities, at fair value using the fair value option	[1]	1,508	1,641
Amounts due from reinsurer		10,423	14,074
Liabilities:
Notes issued by consolidated variable interest entity, fair value option	[1]	1,150	1,191
Short-term debt		759	92
Accrued interest payable for notes issued by consolidated variable interest entity		15	6
Carrying Value | Other liabilities
Investments:
Other equity investments		12
Carrying Value | CLO Warehouse Debt
Liabilities:
Short-term debt		239	92
U.S. Treasury, government and agency
Investments:
Fixed maturities, AFS at fair value		5,837	15,385
States and political subdivisions
Investments:
Fixed maturities, AFS at fair value		527	662
Foreign governments
Investments:
Fixed maturities, AFS at fair value		836	1,152
RMBS
Investments:
Fixed maturities, AFS at fair value		822	98
Asset-backed
Investments:
Fixed maturities, AFS at fair value		8,490	5,934
Commercial mortgage-backed
Investments:
Fixed maturities, AFS at fair value		3,235	2,421
Redeemable preferred stock
Investments:
Fixed maturities, AFS at fair value		43	53
Recurring
Investments:
Fixed maturities, AFS at fair value		63,361	78,216
Fixed maturities, at fair value using the fair value option		1,508	1,641
Other equity investments		723	784
Trading securities, at fair value		677	631
Other invested assets:		5,229	7,141
Cash equivalents		2,887	3,568
Segregated securities		1,522	1,504
Amounts due from reinsurer		10,423	14,074
GMIB reinsurance contracts asset		490	318
Separate Accounts assets		114,181	146,697
Total Assets		201,001	254,574
Liabilities:
Notes issued by consolidated variable interest entity, fair value option		1,374	1,277
Contingent payment arrangements		247	38
Total Liabilities		21,573	29,794
Recurring | Corporate
Investments:
Fixed maturities, AFS at fair value		43,571	52,511
Recurring | U.S. Treasury, government and agency
Investments:
Fixed maturities, AFS at fair value		5,837	15,385
Recurring | States and political subdivisions
Investments:
Fixed maturities, AFS at fair value		527	662
Recurring | Foreign governments
Investments:
Fixed maturities, AFS at fair value		836	1,152
Recurring | RMBS
Investments:
Fixed maturities, AFS at fair value		822	98
Recurring | Asset-backed
Investments:
Fixed maturities, AFS at fair value		8,490	5,934
Recurring | Commercial mortgage-backed
Investments:
Fixed maturities, AFS at fair value		3,235	2,421
Recurring | Redeemable preferred stock
Investments:
Fixed maturities, AFS at fair value		43	53
Recurring | Short-term investments
Investments:
Other invested assets:		943	30
Recurring | Assets of consolidated VIEs/VOEs
Investments:
Other invested assets:		529	627
Recurring | Swaps
Investments:
Other invested assets:		(425)	(473)
Recurring | Credit default swaps
Investments:
Other invested assets:		9	(1)
Recurring | Futures
Investments:
Other invested assets:		2	(1)
Recurring | Options
Investments:
Other invested assets:		4,171	6,959
Recurring | Swaptions
Investments:
Other invested assets:			0
Recurring | SCS, SIO, MSO and IUL indexed features’ liability
Liabilities:
Guarantees		4,164	6,773
Recurring | Level 1
Investments:
Fixed maturities, AFS at fair value		0	0
Fixed maturities, at fair value using the fair value option		0
Other equity investments		214	322
Trading securities, at fair value		290	340
Other invested assets:		133	165
Cash equivalents		2,386	3,275
Segregated securities		0	0
Amounts due from reinsurer		0	0
GMIB reinsurance contracts asset		0	0
Separate Accounts assets		111,744	144,124
Total Assets		114,767	148,226
Liabilities:
Notes issued by consolidated variable interest entity, fair value option		0	0
Contingent payment arrangements		0	0
Total Liabilities		15	16
Recurring | Level 1 | Corporate
Investments:
Fixed maturities, AFS at fair value		0	0
Recurring | Level 1 | U.S. Treasury, government and agency
Investments:
Fixed maturities, AFS at fair value		0	0
Recurring | Level 1 | States and political subdivisions
Investments:
Fixed maturities, AFS at fair value		0	0
Recurring | Level 1 | Foreign governments
Investments:
Fixed maturities, AFS at fair value		0	0
Recurring | Level 1 | RMBS
Investments:
Fixed maturities, AFS at fair value		0	0
Recurring | Level 1 | Asset-backed
Investments:
Fixed maturities, AFS at fair value		0	0
Recurring | Level 1 | Commercial mortgage-backed
Investments:
Fixed maturities, AFS at fair value		0	0
Recurring | Level 1 | Redeemable preferred stock
Investments:
Fixed maturities, AFS at fair value		0	0
Recurring | Level 1 | Short-term investments
Investments:
Other invested assets:		0	0
Recurring | Level 1 | Assets of consolidated VIEs/VOEs
Investments:
Other invested assets:		131	166
Recurring | Level 1 | Swaps
Investments:
Other invested assets:		0	0
Recurring | Level 1 | Credit default swaps
Investments:
Other invested assets:		0	0
Recurring | Level 1 | Futures
Investments:
Other invested assets:		2	(1)
Recurring | Level 1 | Options
Investments:
Other invested assets:		0	0
Recurring | Level 1 | Swaptions
Investments:
Other invested assets:			0
Recurring | Level 1 | SCS, SIO, MSO and IUL indexed features’ liability
Liabilities:
Guarantees		0	0
Recurring | Level 2
Investments:
Fixed maturities, AFS at fair value		61,146	76,649
Fixed maturities, at fair value using the fair value option		1,284	1,440
Other equity investments		497	457
Trading securities, at fair value		332	226
Other invested assets:		5,091	6,965
Cash equivalents		501	293
Segregated securities		1,522	1,504
Amounts due from reinsurer		0	0
GMIB reinsurance contracts asset		0	0
Separate Accounts assets		2,436	2,572
Total Assets		72,809	90,106
Liabilities:
Notes issued by consolidated variable interest entity, fair value option		1,374	1,277
Contingent payment arrangements		0	0
Total Liabilities		5,545	8,052
Recurring | Level 2 | Corporate
Investments:
Fixed maturities, AFS at fair value		41,450	51,007
Recurring | Level 2 | U.S. Treasury, government and agency
Investments:
Fixed maturities, AFS at fair value		5,837	15,385
Recurring | Level 2 | States and political subdivisions
Investments:
Fixed maturities, AFS at fair value		499	627
Recurring | Level 2 | Foreign governments
Investments:
Fixed maturities, AFS at fair value		836	1,152
Recurring | Level 2 | RMBS
Investments:
Fixed maturities, AFS at fair value		788	98
Recurring | Level 2 | Asset-backed
Investments:
Fixed maturities, AFS at fair value		8,490	5,926
Recurring | Level 2 | Commercial mortgage-backed
Investments:
Fixed maturities, AFS at fair value		3,203	2,401
Recurring | Level 2 | Redeemable preferred stock
Investments:
Fixed maturities, AFS at fair value		43	53
Recurring | Level 2 | Short-term investments
Investments:
Other invested assets:		943	30
Recurring | Level 2 | Assets of consolidated VIEs/VOEs
Investments:
Other invested assets:		393	450
Recurring | Level 2 | Swaps
Investments:
Other invested assets:		(425)	(473)
Recurring | Level 2 | Credit default swaps
Investments:
Other invested assets:		9	(1)
Recurring | Level 2 | Futures
Investments:
Other invested assets:		0	0
Recurring | Level 2 | Options
Investments:
Other invested assets:		4,171	6,959
Recurring | Level 2 | Swaptions
Investments:
Other invested assets:			0
Recurring | Level 2 | SCS, SIO, MSO and IUL indexed features’ liability
Liabilities:
Guarantees		4,164	6,773
Recurring | Level 3
Investments:
Fixed maturities, AFS at fair value		2,215	1,567
Fixed maturities, at fair value using the fair value option		224	201
Other equity investments		12	5
Trading securities, at fair value		55	65
Other invested assets:		5	11
Cash equivalents		0	0
Segregated securities		0	0
Amounts due from reinsurer		10,423	14,074
GMIB reinsurance contracts asset		490	318
Separate Accounts assets		1	1
Total Assets		13,425	16,242
Liabilities:
Notes issued by consolidated variable interest entity, fair value option		0	0
Contingent payment arrangements		247	38
Total Liabilities		16,013	21,726
Recurring | Level 3 | Corporate
Investments:
Fixed maturities, AFS at fair value		2,121	1,504
Recurring | Level 3 | U.S. Treasury, government and agency
Investments:
Fixed maturities, AFS at fair value		0	0
Recurring | Level 3 | States and political subdivisions
Investments:
Fixed maturities, AFS at fair value		28	35
Recurring | Level 3 | Foreign governments
Investments:
Fixed maturities, AFS at fair value		0	0
Recurring | Level 3 | RMBS
Investments:
Fixed maturities, AFS at fair value		34	0
Recurring | Level 3 | Asset-backed
Investments:
Fixed maturities, AFS at fair value		0	8
Recurring | Level 3 | Commercial mortgage-backed
Investments:
Fixed maturities, AFS at fair value		32	20
Recurring | Level 3 | Redeemable preferred stock
Investments:
Fixed maturities, AFS at fair value		0	0
Recurring | Level 3 | Short-term investments
Investments:
Other invested assets:		0	0
Recurring | Level 3 | Assets of consolidated VIEs/VOEs
Investments:
Other invested assets:		5	11
Recurring | Level 3 | Swaps
Investments:
Other invested assets:		0	0
Recurring | Level 3 | Credit default swaps
Investments:
Other invested assets:		0	0
Recurring | Level 3 | Futures
Investments:
Other invested assets:		0	0
Recurring | Level 3 | Options
Investments:
Other invested assets:		0	0
Recurring | Level 3 | Swaptions
Investments:
Other invested assets:			0
Recurring | Level 3 | SCS, SIO, MSO and IUL indexed features’ liability
Liabilities:
Guarantees		0	0
Recurring | NAV
Investments:
Separate Accounts assets		456	404
Variable Interest Entity, Primary Beneficiary | Recurring
Liabilities:
Guarantees		22	18
Liabilities for market risk benefits		15,766	21,688
Variable Interest Entity, Primary Beneficiary | Recurring | Level 1
Liabilities:
Guarantees		15	16
Liabilities for market risk benefits		0	0
Variable Interest Entity, Primary Beneficiary | Recurring | Level 2
Liabilities:
Guarantees		7	2
Liabilities for market risk benefits		0	0
Variable Interest Entity, Primary Beneficiary | Recurring | Level 3
Liabilities:
Guarantees		0	0
Liabilities for market risk benefits		$ 15,766	$ 21,688

[1]	See Note 2 of the Notes to these Consolidated Financial Statements for details of balances with VIEs.